Other Liabilities - Summary of Components of Other within Other Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Disclosure of Other Liability [Line Items]
Accounts payable, accrued expenses and other items	$ 11,647	$ 9,444
Accrued interest payable	2,319	960
Allowance for credit losses on off-balance sheet items	381	394
Cash collateral	5,042	6,733
Insurance-related liabilities	11,201	12,845	$ 12,441
Lease Liabilities	2,835	2,743
Liabilities of subsidiaries	7,494	0
Payable to brokers, dealers and clients	2,966	3,413
Total	44,805	37,764
Other employee future benefit plans [member]
Disclosure of Other Liability [Line Items]
Other employee future benefits liability	781	1,054
Pension Plans [member]
Disclosure of Other Liability [Line Items]
Other employee future benefits liability	(1,179)	(809)
Other liabilities [member] | Other employee future benefit plans [member]
Disclosure of Other Liability [Line Items]
Other employee future benefits liability	832	1,094
Other liabilities [member] | Pension Plans [member]
Disclosure of Other Liability [Line Items]
Other employee future benefits liability	$ 88	$ 138